Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Loans past due 90 days and still accruing	$ 73	$ 78
Nonaccrual	9,549	3,580
Residential Real Estate Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Loans past due 90 days and still accruing		72
Nonaccrual	3,768	2,662
Commercial Real Estate Owner Occupied [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Nonaccrual	1,484	799
Commercial Real Estate Nonowner Occupied [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Nonaccrual	4,013	52
Commercial and Industrial [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Nonaccrual	95	21
Automobile Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Loans past due 90 days and still accruing	15	5
Nonaccrual	18	8
Home Equity Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Nonaccrual	103	38
Other Consumer Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Loans past due 90 days and still accruing	58	1
Nonaccrual	$ 68